Financial Instruments - Estimated Fair Values of Derivative Financial Instruments Included in Risk Management Asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Derivative Financial Assets (Liabilities), Net [Roll Forward]
Derivative financial asset (liability), net	$ 55	$ (24)
Net change in fair value of outstanding derivatives financial instruments recognized in: Risk management activities	70	(12)
Net change in fair value of outstanding derivatives financial instruments recognized in: Foreign exchange	(119)	82
Net change in fair value of outstanding derivatives financial instruments recognized in: Other comprehensive income	0	9
Derivative financial asset, net	6	55
Asset (liability), included in current portion of other long-term (liabilities) assets	0	(67)
Asset, included in other long-term assets	$ 6	$ 122